                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment |_|; Amendment Number:___
   This Amendment(Check only one): |_| is a restatement
                                   |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Firsthand Capital Management, Inc.
Address: 125 South Market
         Suite 1200
         San Jose, California 95113

Form 13F File Number: 28-04505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin M. Landis
Title: President
Phone: (408) 294-2200

Signature, Place, and Date of Signing


/s/ Kevin Landis
-------------------------------------   San Jose, California   08/11/06
[Signature]                             [City, State]          [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:         121
Form 13F Information Table Value Total:    $696,179
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. The Equitable Life Assurance Society (13F file number: 28-42)

In addition, please see Forms 13F filed by the following institutional investment managers for their holdings as sub-advisers of Firsthand Health Sciences Fund:

2. Wachovia Corporation (13F file number: 28-776)

3. Sectoral Asset Management, Inc. (13F file number: 28-10653)

                       FIRSTHAND CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                  AS OF 6/30/06

                                                                                                                VOTING AUTHORITY
                                                        VALUE     SHARES/   SH/  PUT/ INVESTMENT    OTHER   ------------------------
NAME OF ISSUER              TITLE OF CLASS  CUSIP     (x$1000)    PRN AMT   PRN  CALL DISCRETION  MANAGERS     SOLE    SHARED   NONE
--------------------------- ------------- ---------  ----------  ---------  ---  ---- ----------  --------  ---------  ------  -----
Corning, Inc.               Common Stock  219350105  $45,837.39  1,894,890  SH        SOLE                  1,894,000           890
VeriSign, Inc.              Common Stock  92343E102  $40,510.13  1,748,387  SH        SOLE                  1,747,462           925
ASML Holding N.V.           Common Stock  N07059111  $32,349.13  1,599,858  SH        SOLE                  1,598,678          1180
Netflix, Inc.               Common Stock  64110L106  $30,702.43  1,128,351  SH        SOLE                  1,128,351
Applied Materials, Inc.     Common Stock  038222105  $28,767.96  1,767,074  SH        SOLE                  1,766,199           875
Cypress Semiconductor Corp. Common Stock  232806109  $26,042.59  1,791,100  SH        SOLE                  1,791,100
Akamai Technologies, Inc.   Common Stock  00971T101  $24,356.59    673,020  SH        SOLE                    673,020
Cisco Systems, Inc.         Common Stock  17275R102  $21,793.92  1,115,920  SH        SOLE                  1,115,370           550
Taiwan Semiconductor
 Manufacturing Co. - ADR    ADR           874039100  $21,791.14  2,373,762  SH        SOLE                  2,371,307          2455
Intevac, Inc.               Common Stock  461148108  $20,994.91    968,400  SH        SOLE                    968,400
Western Digital Corp.       Common Stock  958102105  $19,207.78    969,600  SH        SOLE                    969,600
Zoran Corp.                 Common Stock  98975F101  $18,712.59    768,800  SH        SOLE                    768,800
Texas Instruments, Inc.     Common Stock  882508104  $18,072.07    596,635  SH        SOLE                    596,018           617
Apple Computer, Inc.        Common Stock  037833100  $17,513.17    305,800  SH        SOLE                    305,730            70
Symbol Technologies, Inc.   Common Stock  871508107  $17,479.80  1,620,000  SH        SOLE                  1,620,000
QUALCOMM, Inc.              Common Stock  747525103  $16,715.84    417,166  SH        SOLE                    416,730           436
Microsoft Corp.             Common Stock  594918104  $13,846.56    594,273  SH        SOLE                    593,740           533
Comverse Technology, Inc.   Common Stock  205862402  $13,311.14    673,300  SH        SOLE                    673,300
Amdocs Ltd.                 Common Stock  G02602103  $12,393.64    338,624  SH        SOLE                    338,199           425
Adobe Systems, Inc.         Common Stock  00724F101  $11,677.73    384,642  SH        SOLE                    384,183           459
Broadcom Corp. - A          Common Stock  111320107  $11,652.79    384,200  SH        SOLE                    383,835           365
Tekelec, Inc.               Common Stock  879101103  $10,816.13    875,800  SH        SOLE                    875,800
Google, Inc.                Common Stock  38259P508  $10,695.85     25,507  SH        SOLE                     25,485            22
JDS Uniphase Corp.          Common Stock  46612J101  $10,142.26  4,008,800  SH        SOLE                  4,008,800
UTStarcom, Inc.             Common Stock  918076100  $ 9,206.14  1,181,790  SH        SOLE                  1,181,790
Altera Corp.                Common Stock  021441100  $ 8,817.10    502,399  SH        SOLE                    501,630           769
China Mobile Hong Kong Ltd. Common Stock  16941M109  $ 8,569.84    299,540  SH        SOLE                    299,235           305
EMC Corp.                   Common Stock  268648102  $ 8,003.49    729,580  SH        SOLE                    728,785           795
Xilinx, Inc.                Common Stock  983919101  $ 7,848.59    346,516  SH        SOLE                    346,043           473
Semiconductor Manufacturing
 International Corp.        Common Stock  81663N206  $ 7,353.63  1,052,021  SH        SOLE                  1,052,021
TriQuint Semiconductor,
 Inc.                       Common Stock  89674K103  $ 6,834.50  1,532,400  SH        SOLE                  1,532,400
Nokia Corp. - ADR           ADR           654902204  $ 6,790.65    335,175  SH        SOLE                    334,825           350
Stratex Networks, Inc.      Common Stock  86279T109  $ 6,609.11  1,949,591  SH        SOLE                  1,949,591
eBay, Inc.                  Common Stock  278642103  $ 6,224.21    212,503  SH        SOLE                    212,343           160
PMC-Sierra, Inc.            Common Stock  69344F106  $ 6,163.58    655,700  SH        SOLE                    655,700
TranSwitch Corp.            Common Stock  894065101  $ 5,872.13  2,783,000  SH        SOLE                  2,783,000
Citrix Systems, Inc.        Common Stock  177376100  $ 5,250.09    130,925  SH        SOLE                    130,925
Napster, Inc.               Common Stock  630797108  $ 5,249.86  1,704,500  SH        SOLE                  1,704,500
ViaSat, Inc.                Common Stock  92552V100  $ 5,030.71    195,900  SH        SOLE                    195,900
Sun Microsystems, Inc.      Common Stock  866810104  $ 4,637.54  1,117,480  SH        SOLE                  1,117,480
Tellabs, Inc.               Common Stock  879664100  $ 4,556.08    342,305  SH        SOLE                    342,305
FormFactor, Inc.            Common Stock  346375108  $ 4,489.51    100,594  SH        SOLE                    100,594
Zebra Technologies
 Corporation                Common Stock  989207105  $ 4,252.92    124,500  SH        SOLE                    124,500
Harris Corp.                Common Stock  413875105  $ 4,151.00    100,000  SH        SOLE                    100,000
Autodesk, Inc.              Common Stock  052769106  $ 2,982.69     86,555  SH        SOLE                     86,450           105
Seagate Technology, Inc.    Common Stock  G7945J104  $ 2,835.37    125,237  SH        SOLE                    125,237
Brocade Communications
 Systems, Inc.              Common Stock  111621108  $ 2,824.40    460,000  SH        SOLE                    460,000
Skyworks Solutions, Inc.    Common Stock  83088M102  $ 2,745.63    498,300  SH        SOLE                    498,300
RSA Security, Inc.          Common Stock  749719100  $ 2,710.00    100,000  SH        SOLE                    100,000
Advanced Micro Devices      Common Stock  007903107  $ 2,442.00    100,000  SH        SOLE                    100,000
FLIR Systems, Inc.          Common Stock  302445101  $ 2,369.14    103,456  SH        SOLE                    103,456
Freescale Semiconductor,
 Inc.                       Common Stock  35687M206  $ 2,210.03     76,208  SH        SOLE                     76,208
VASCO Data Security
 International, Inc.        Common Stock  92230Y104  $ 2,036.81    243,929  SH        SOLE                    243,929
Monster Worldwide, Inc.     Common Stock  611742107  $ 1,945.30     45,600  SH        SOLE                     45,600
NeuStar, Inc.               Common Stock  64126X201  $ 1,918.76     56,852  SH        SOLE                     56,852
Identix, Inc.               Common Stock  451906101  $ 1,765.74    252,609  SH        SOLE                    252,609
CheckFree Corp.             Common Stock  162813109  $ 1,734.60     35,000  SH        SOLE                     35,000
Yahoo! Inc.                 Common Stock  984332106  $ 1,683.00     51,000  SH        SOLE                     51,000
WebSideStory, Inc.          Common Stock  947685103  $ 1,656.56    135,784  SH        SOLE                    135,784
First Data Corp.            Common Stock  319963104  $ 1,576.40     35,000  SH        SOLE                     35,000
Openwave Systems, Inc.      Common Stock  683718308  $ 1,570.59    136,100  SH        SOLE                    136,100
Kopin Corp.                 Common Stock  500600101  $ 1,367.88    378,915  SH        SOLE                    378,915
TeleCommunication Systems,
 Inc. - A                   Common Stock  87929J103  $ 1,332.66    557,600  SH        SOLE                    557,600
IAC/InterActiveCorp         Common Stock  44919P300  $ 1,316.13     49,684  SH        SOLE                     49,684
OpenTV Corp.                Common Stock  G67543101  $ 1,228.64    318,300  SH        SOLE                    318,300
LivePerson, Inc.            Common Stock  538146101  $ 1,224.14    252,400  SH        SOLE                    252,400
iGATE Corporation           Common Stock  45169U105  $ 1,157.29    181,109  SH        SOLE                    181,109
PDF Solutions, Inc.         Common Stock  693282105  $ 1,126.83     90,800  SH        SOLE                     90,800
Packeteer, Inc.             Common Stock  695210104  $ 1,092.04     96,300  SH        SOLE                     96,300
Applied Micro Circuits Corp.Common Stock  03822W109  $ 1,091.73    399,900  SH        SOLE                    399,900
Symantec Corp.              Common Stock  871503108  $ 1,072.26     69,000  SH        SOLE                     69,000
Flextronics International
 Ltd.                       Common Stock  Y2573F102  $ 1,053.93     99,240  SH        SOLE                     99,240
Oracle Corp.                Common Stock  68389X105  $ 1,049.95     72,460  SH        SOLE                     72,460
Verint Systems, Inc.        Common Stock  92343X100  $   998.30     34,200  SH        SOLE                     34,200
Echelon Corp.               Common Stock  27874N105  $   982.67    131,198  SH        SOLE                    131,198
The9 Ltd.                   Common Stock  88337K104  $   973.98     42,000  SH        SOLE                     42,000
Baidu.com, Inc.             Common Stock  056752108  $   938.61     11,373  SH        SOLE                     11,373
Ctrip.com International,
 Ltd.                       Common Stock  22943F100  $   905.83     17,744  SH        SOLE                     17,744
Equinix, Inc.               Common Stock  29444U502  $   883.25     16,100  SH        SOLE                     16,100
PLX Technology, Inc.        Common Stock  693417107  $   830.96     68,000  SH        SOLE                     68,000
EMCORE Corp.                Common Stock  290846104  $   809.79     84,353  SH        SOLE                     84,353
Microtune, Inc.             Common Stock  59514P109  $   805.04    128,600  SH        SOLE                    128,600
Rackable Systems, Inc.      Common Stock  750077109  $   740.60     18,754  SH        SOLE                     18,754
Dell, Inc.                  Common Stock  24702R101  $   733.80     30,000  SH        SOLE                     30,000
Oplink Communications, Inc. Common Stock  68375Q403  $   732.40     40,000  SH        SOLE                     40,000
Avici Systems, Inc.         Common Stock  05367L802  $   722.50    125,000  SH        SOLE                    125,000
ValueClick, Inc.            Common Stock  92046N102  $   710.71     46,300  SH        SOLE                     46,300
Synaptics, Inc.             Common Stock  87157D109  $   691.22     32,300  SH        SOLE                     32,300
Airspan Networks, Inc.      Common Stock  00950H102  $   653.51    270,047  SH        SOLE                    270,047
Intel Corp.                 Common Stock  458140100  $   652.27     34,330  SH        SOLE                     34,330
Witness Systems, Inc.       Common Stock  977424100  $   631.32     31,300  SH        SOLE                     31,300
Alvarion Ltd.               Common Stock  M0861T100  $   578.39     94,200  SH        SOLE                     94,200
Finisar Corp.               Common Stock  31787A101  $   561.97    171,855  SH        SOLE                    171,855
Monolithic Power Systems,
 Inc.                       Common Stock  609839105  $   527.62     44,600  SH        SOLE                     44,600
Comcast Corp. - Special CL
 A                          Common Stock  20030N200  $   491.70     15,000  SH        SOLE                     15,000
CyberSource Corp.           Common Stock  23251J106  $   489.22     41,814  SH        SOLE                     41,814
Lionbridge Technologies,
 Inc.                       Common Stock  536252109  $   402.58     72,800  SH        SOLE                     72,800
VeriFone Holdings, Inc.     Common Stock  92342Y109  $   395.78     12,985  SH        SOLE                     12,985
Amazon.com, Inc.            Common Stock  023135106  $   386.80     10,000  SH        SOLE                     10,000
Trident Microsystems, Inc.  Common Stock  895919108  $   379.60     20,000  SH        SOLE                     20,000
VistaPrint Ltd.             Common Stock  G93762204  $   378.02     14,137  SH        SOLE                     14,137
Avanex Corp.                Common Stock  05348W109  $   369.60    210,000  SH        SOLE                    210,000
LaserCard Corp.             Common Stock  51807U101  $   365.60     27,930  SH        SOLE                     27,930
Microvision, Inc.           Common Stock  594960106  $   351.84    182,300  SH        SOLE                    182,300
Zygo Corp.                  Common Stock  989855101  $   327.80     20,000  SH        SOLE                     20,000
NIDEC Corp                  Common Stock  654090109  $   310.29     17,200  SH        SOLE                     17,200
Neoware, Inc.               Common Stock  64065P102  $   297.42     24,200  SH        SOLE                     24,200
Accenture Ltd. - A          Common Stock  G1150G111  $   283.20     10,000  SH        SOLE                     10,000
Audible, Inc.               Common Stock  05069A302  $   272.70     30,000  SH        SOLE                     30,000
Universal Display Corp      Common Stock  91347P105  $   266.20     20,000  SH        SOLE                     20,000
Lenovo Group Ltd ADR        Common Stock  526250105  $   256.50     38,000  SH        SOLE                     38,000
3D Systems Corporation      Common Stock  88554D205  $   239.07     11,900  SH        SOLE                     11,900
Symmetricom, Inc.           Common Stock  871543104  $   233.31     33,000  SH        SOLE                     33,000
PowerDsine, Ltd.            Common Stock  M41415106  $   216.90     30,000  SH        SOLE                     30,000
Ramtron International Corp. Common Stock  751907304  $   198.00    100,000  SH        SOLE                    100,000
EXFO Electro-Optical
 Engineering, Inc.          Common Stock  302043104  $   179.26     29,100  SH        SOLE                     29,100
STMicroelectronics N.V.
 - ADR                      Common Stock  861012102  $   170.05     10,582  SH        SOLE                     10,582
Chartered Semiconductor
 Manufacturing, Ltd.        ADR           16133R106  $   135.67     15,594  SH        SOLE                     15,594
Actions Semiconductor Co.,
 Ltd.                       Common Stock  00507E107  $   130.66     12,444  SH        SOLE                     12,444
Therma-Wave, Inc.           Common Stock  88343A108  $   119.60     91,300  SH        SOLE                     91,300
Ceragon Networks Ltd.       Common Stock  M22013102  $    52.22     12,200  SH        SOLE                     12,200
                                                121  $  696,179